Revenue from Contract with Customers - Operating Revenue by Principal Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	$ 1,483,967	$ 781,596	$ 2,675,065
North America [member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	428,457	233,039	857,002
South America [Member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	557,827	281,008	975,530
Central America [Member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	475,590	246,727	740,358
Carribean [Member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	$ 22,093	$ 20,822	$ 102,175